Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Inventories [Abstract]
Finished goods	$ 72,235	$ 66,779
Work-in-process	7,927	7,815
Raw materials	50,796	48,791
Total Inventory	$ 130,958	$ 123,385